Cash and Investments - Total investments, net of derivative obligations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and Investments
Holding company, cash and investments	$ 1,241.2	$ 1,367.4
Holding company, assets pledged for derivative obligations	104.6	110.9
Holding company cash and investments as presented on the consolidated balance sheet	1,345.8	1,478.3
Holding company, derivative obligations	(19.4)	(32.1)
Holding company cash and investments, net	1,326.4	1,446.2
Portfolio investments, cash and investments	52,328.8	49,511.8
Portfolio investments, assets pledged for derivative obligations	51.3	119.6
Fairfax India cash, portfolio investments and associates	1,942.8	2,066.0
Portfolio investments as presented on the consolidated balance sheet	54,322.9	51,697.4
Portfolio investments, derivative obligations	(171.6)	(120.8)
Portfolio investments cash and investments, net	54,151.3	51,576.6
Total investments, net of derivative obligations	55,477.7	53,022.8
Restricted cash and cash equivalents	861.2	1,261.0
Investments in limited partnerships	1,982.5	1,971.0
Cash and cash equivalents
Cash and Investments
Holding company, cash and investments	552.1	465.9
Portfolio investments, cash and investments	6,203.3	12,283.2
Cash equivalents
Cash and Investments
Holding company, assets pledged for derivative obligations	40.6	46.8
Portfolio investments, assets pledged for derivative obligations		74.0
Fairfax India cash, portfolio investments and associates	184.8	76.5
Short term investments
Cash and Investments
Holding company, cash and investments	126.6	216.9
Holding company, assets pledged for derivative obligations	64.0	64.1
Portfolio investments, cash and investments	3,164.9	9,516.3
Portfolio investments, assets pledged for derivative obligations		45.6
Fairfax India cash, portfolio investments and associates	49.7	6.2
Bonds
Cash and Investments
Holding company, cash and investments	243.2	242.6
Fairfax India cash, portfolio investments and associates	128.2	199.8
Preferred stocks
Cash and Investments
Holding company, cash and investments	11.1	14.0
Portfolio investments, cash and investments	2,338.0	2,405.9
Common stocks
Cash and Investments
Holding company, cash and investments	75.4	137.5
Portfolio investments, cash and investments	5,124.3	5,468.9
Fairfax India cash, portfolio investments and associates	237.5	434.6
Investments in associates
Cash and Investments
Portfolio investments, cash and investments	6,091.3	4,755.1
Fairfax India cash, portfolio investments and associates	1,342.6	1,348.9
Derivatives
Cash and Investments
Holding company, cash and investments	232.8	290.5
Portfolio investments, cash and investments	235.0	291.3
Other invested assets
Cash and Investments
Portfolio investments, cash and investments	593.5	699.9
Bonds
Cash and Investments
Portfolio investments, cash and investments	28,578.5	$ 14,091.2
Portfolio investments, assets pledged for derivative obligations	$ 51.3